Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003572 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Material Change Date	Apr. 01, 2025
Net Assets	$ 500,464,000
Holdings Count | Holding	712
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000003574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SAVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Material Change Date	Apr. 01, 2025
Net Assets	$ 500,464,000
Holdings Count | Holding	712
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000003575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Material Change Date	Apr. 01, 2025
Net Assets	$ 500,464,000
Holdings Count | Holding	712
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
C000176707 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Material Change Date	Apr. 01, 2025
Net Assets	$ 500,464,000
Holdings Count | Holding	712
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.

Material Fund Change Expenses [Text Block]	Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%. Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.
C000049901 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PHRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Material Change Date	Jan. 01, 2025
Net Assets	$ 361,700,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
C000049903 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PHRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$99	2.04%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.04%
Material Change Date	Jan. 01, 2025
Net Assets	$ 361,700,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
C000049904 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class I
Trading Symbol	PHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Material Change Date	Jan. 01, 2025
Net Assets	$ 361,700,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
C000148854 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$38	0.79%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Net Assets	$ 361,700,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000049913 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class A
Trading Symbol	PHCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 54,261,000
Holdings Count | Holding	188
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049912 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class C
Trading Symbol	PGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 54,261,000
Holdings Count | Holding	188
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000119169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class I
Trading Symbol	PHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 54,261,000
Holdings Count | Holding	188
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000176708 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class R6
Trading Symbol	VRHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 54,261,000
Holdings Count | Holding	188
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049915 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 768,079,000
Holdings Count | Holding	847
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049917 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$87	1.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Net Assets	$ 768,079,000
Holdings Count | Holding	847
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000081781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class I
Trading Symbol	VMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 768,079,000
Holdings Count | Holding	847
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000148855 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	VMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 768,079,000
Holdings Count | Holding	847
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049918 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class A
Trading Symbol	NARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 4,569,346,000
Holdings Count | Holding	889
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049920 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C
Trading Symbol	PSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 4,569,346,000
Holdings Count | Holding	889
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049921 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C1
Trading Symbol	PMSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$83	1.66%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
Net Assets	$ 4,569,346,000
Holdings Count | Holding	889
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000066828 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class I
Trading Symbol	PIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 4,569,346,000
Holdings Count | Holding	889
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000176709 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class R6
Trading Symbol	VMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 4,569,346,000
Holdings Count | Holding	889
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000049922 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 145,543,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000049923 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$102	2.03%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.03%
Net Assets	$ 145,543,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000066829 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class I
Trading Symbol	PGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 145,543,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000199804 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	VGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 145,543,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000052537 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class A
Trading Symbol	PDPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 20,214,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000052538 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class C
Trading Symbol	PDPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 20,214,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000081785 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class I
Trading Symbol	VADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 20,214,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000235246 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class R6
Trading Symbol	VAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 20,214,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000058006 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	PSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 193,088,000
Holdings Count | Holding	285
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000058007 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	PFSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
Net Assets	$ 193,088,000
Holdings Count | Holding	285
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000058008 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class I
Trading Symbol	PSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 193,088,000
Holdings Count | Holding	285
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000176710 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	VRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 193,088,000
Holdings Count | Holding	285
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000074732 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	VGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$63	1.32%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.32%
Material Change Date	Jan. 01, 2025
Net Assets	$ 367,382,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
C000074733 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	VGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$99	2.07%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.07%
Material Change Date	Jan. 01, 2025
Net Assets	$ 367,382,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
C000074734 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class I
Trading Symbol	VGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$51	1.07%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%
Material Change Date	Jan. 01, 2025
Net Assets	$ 367,382,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
C000176711 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$42	0.88%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
Material Change Date	Jan. 01, 2025
Net Assets	$ 367,382,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
C000117511 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	VISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 958,198,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000117512 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class C
Trading Symbol	VCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$110	2.22%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.22%
Net Assets	$ 958,198,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000117513 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	VIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Net Assets	$ 958,198,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000148859 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	VRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 958,198,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000133101 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class A
Trading Symbol	VAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$84	1.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.73%
Material Change Date	Jan. 01, 2025
Net Assets	$ 271,122,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
C000133102 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class C
Trading Symbol	VCESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$120	2.46%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.46%
Material Change Date	Jan. 01, 2025
Net Assets	$ 271,122,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
C000133103 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class I
Trading Symbol	VIESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$72	1.48%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.48%
Material Change Date	Jan. 01, 2025
Net Assets	$ 271,122,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
C000215024 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class R6
Trading Symbol	VRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Material Change Date	Jan. 01, 2025
Net Assets	$ 271,122,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
C000173499 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$77	1.60%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.60%
Net Assets	$ 523,003,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173500 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	PICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$113	2.36%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.36%
Net Assets	$ 523,003,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173501 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$65	1.36%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%
Net Assets	$ 523,003,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173502 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	VREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$52	1.09%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.09%
Net Assets	$ 523,003,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173503 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class A
Trading Symbol	HIMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 474,385,000
Holdings Count | Holding	570
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000173504 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class C
Trading Symbol	PCMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 474,385,000
Holdings Count | Holding	570
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000173505 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class I
Trading Symbol	HIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 474,385,000
Holdings Count | Holding	570
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000210350 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 474,385,000
Holdings Count | Holding	570
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.

C000173507 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	HXBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 46,368,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173508 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PXCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$78	1.58%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%
Net Assets	$ 46,368,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000173506 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	HXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 46,368,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

C000227967 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class A
Trading Symbol	VDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$72	1.42%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,131,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.
C000227964 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class C
Trading Symbol	VDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$109	2.17%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.17%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,131,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
C000227965 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class I
Trading Symbol	VIDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,131,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
C000227966 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class R6
Trading Symbol	VDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,131,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.